Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 122	$ 131	$ 250	$ 157
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments	(49)	24	(10)	79
Amortization of actuarial gains and losses in net period pension cost	0	1	1	1
Change in fair value of derivatives	1	(1)	0	(3)
Reclassification adjustments for losses (gains) included in net income	(1)	1	(1)	1
Total other comprehensive income (loss), net of taxes	(49)	25	(10)	78
Total comprehensive income	73	156	240	235
Comprehensive loss attributable to noncontrolling interests	0	0	0	2
Foreign currency translation adjustments attributable to noncontrolling interests	0	0	0	(2)
Comprehensive income attributable to Starwood	$ 73	$ 156	$ 240	$ 235